Deferred Financing Costs (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs Future Amortization Expense [Abstract]
Deferred financing amortization - Year 1	$ 3,537
Deferred financing amortization - Year 2	3,537
Deferred financing amortization - Year 3	3,537
Deferred financing amortization - Year 4	3,537
Deferred financing amortization - Year 5	3,035
Thereafter	1,854
Net book value	$ 19,037	$ 20,060